Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions		Jun. 30, 2019	Dec. 31, 2018
Analysis of net deferred tax
Deferred tax assets	[1]	£ 2,677	£ 2,970
Deferred tax liabilities	[1]	(332)	0
Temporary differences [member]
Analysis of net deferred tax
Deferred tax assets		2,289	2,441
Tax losses [member]
Analysis of net deferred tax
Deferred tax assets		388	529
USA [member]
Analysis of net deferred tax
Deferred tax assets		2,293	2,541
UK [member]
Analysis of net deferred tax
Deferred tax assets		0	3
Other [member]
Analysis of net deferred tax
Deferred tax assets		£ 384	£ 426

[1]	For notes to the Financial Statements see pages 19 to 44